Revenue from contracts with customers - Schedule Of Revenue Recognized (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Disclosure of performance obligations [abstract]
Amounts include in contract liabilities at the beginning of the year	¥ 72,321	$ 10,207	¥ 55,604